Other Operating Expenses - Assets held for sale - Additional Information (Details) - GBP (£) £ in Millions	4 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Line Items]
Charges in respect of assets held-for-sale		£ 612	£ 0	£ 0
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment charges and associated costs	£ 957	554
Charges in respect of assets held-for-sale		£ 58